FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates whereby the floating interest rates (three-months SOFR) on an original principal amount of $650 million (December 31, 2023: $650 million) are swapped to fixed rate.
Our interest rate swap contracts as of June 30, 2024 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.74%
Receiving floating pay fixed	50,000	April 2022 1)	December 2030	2.53%
Receiving floating pay fixed	50,000	July 2022 1)	September 2030	1.77%
Receiving floating pay fixed	50,000	January 2023	March 2030	3.07%
Receiving floating pay fixed	50,000	January 2023 2)	January 2030	2.55%
Receiving floating pay fixed	50,000	March 2023 2)	January 2030	2.64%
	650,000

1) SOFR-based forward-looking swaps: first payment date for the interest rate swaps is September 2024.
2) SOFR-based forward-looking swaps: first payment date for the $50 million 2.55% interest rate swap and $50 million 2.64% interest rate swap is January and March 2025, respectively.

Forward freight agreements ("FFA")

We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are fully settled in cash through what we consider reputable clearing houses on a daily basis, as such there are no balances relating to FFAs on the Consolidated Balance Sheets. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of June 30, 2024, we had positions through FFA of net 330 days with maturity in 2024. As of December 31, 2023, we had long positions through FFA of net 300 days with maturity in 2024.

Bunker derivatives

We enter into cargo contracts from time to time. We are therefore exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the bunker contracts but this risk is considered remote as the counterparties are usually what we consider well established banks or other well-known institutions in the market.

As of June 30, 2024, we had outstanding bunker swap agreements for about 14.8 thousand metric tonnes for 2024. As of December 31, 2023, we had outstanding bunker swap agreements for about 4.2 thousand metric tonnes.

Foreign currency risk

The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian kroner and Singapore dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect on the value of our cash flows. Due to the exposure of currency fluctuations we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts but this risk is considered remote as the counterparties are what we consider well established banks.

As of June 30, 2024, we had contracts to swap United States dollars to Norwegian kroner for a notional amount of $4.5 million. In the six months ended June 30, 2024, we recognized a net gain of $4.9 thousand related to foreign currency swaps (six months ended June 30, 2023: net loss of $21.0 thousand). As of December 31, 2023, we had contracts to swap USD to NOK for a notional amount of $2.1 million.

The fair value and changes in fair value of our derivative instruments are further disclosed in Note 18, ''Derivative Instruments Payable and Receivable".

Fair values

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments at June 30, 2024 and December 31, 2023 are as follows:

		2024	2024	2023	2023
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	99,454	99,454	116,382	116,382
Restricted cash	1	3,601	3,601	2,254	2,254
Derivative assets	2	32,387	32,387	28,070	28,070
Liabilities
Long term debt - floating	2	1,347,490	1,347,490	1,380,673	1,380,673
Derivative liabilities	2	107	107	172	172

Please refer to Note 18, "Derivative Instruments Payable and Receivable", for a breakdown of the derivative assets.

In the six months ended June 30, 2024 and 2023, respectively, there have been no transfers between different levels in the fair value hierarchy.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.
•Restricted cash - the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.
•Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.
•Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis
During the six months ended June 30, 2024, the value of Panamax vessel, Golden Bull, sold in 2023 and delivered to new owner in 2024, was measured at fair value. The fair value was based on level three inputs and the expected market values based on sales agreement. Upon delivery of the vessel in February 2024, we recorded a gain of $1.1 million.

In the first six months of 2023, we took a delivery of five Newcastlemax vessels from H-Line and recorded the cost of vessels acquired amounting to $241.0 million based on the fair value of the total consideration paid.

In the first six months of 2023, fair value of favorable and unfavorable time charter contracts acquired as part of the acquisition of Newcastlemax vessels, was measured at fair value upon delivery of vessels. The fair value was based on level three inputs and calculated as the net present value of the difference in cash flows arising over the period of the contracts between the expected cash flows from the contracts and expected cash flows from comparable contracts at the acquisition date. The time charter contracts attached to the five Newcastlemax vessels delivered in the six months ended June 30, 2023, were valued to net $6.3 million, which was capitalized upon delivery of vessels and recorded as an asset of $0.6 million and a liability of $6.9 million.

During the six months ended June 30, 2023, the value of Golden Strength, Golden Feng and Golden Shui, one Panamax vessel and two Capesize vessels, with sales entered into with unrelated third parties in November 2022 and March 2023, were measured at fair value. The fair values were based on level three inputs and the expected market values based on sales agreements. Upon delivery of Golden Strength in January 2023, we recorded a gain of $2.6 million, and upon delivery of Golden Feng and Golden Shui in May 2023, we recorded an impairment loss of 11.8 million in connection with the sale.

Assets Measured at Fair Value on a Recurring Basis

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB and DnB ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.